UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2011 to July 31, 2011

Item 1:                   Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (128.7%)
Aerospace & Defense (0.5%)
$1,000	Ducommun, Inc., Rule 144A, Senior Notes (Callable 07/15/15 @ $104.88)‡	(B-, B3)	07/15/18	9.750	$1,032,500

Auto Parts & Equipment (5.1%)
1,000	Affinia Group, Inc., Global Company Guaranteed Notes (Callable 11/30/11 @ $101.50)	(CCC+, B3)	11/30/14	9.000	1,020,000
315	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(BB, Ba1)	01/15/17	9.250	349,256
750	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(B, B2)	03/01/17	7.875	769,688
1,200	American Tire Distributors, Inc., Global Senior Secured Notes (Callable 06/01/13 @ $107.31)	(B-, B2)	06/01/17	9.750	1,288,500
2,150	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.66)‡	(BB-, Ba3)	12/15/17	8.875	3,274,924
850	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)	(CCC+, B3)	03/15/18	10.625	952,000
1,950	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/11 @ $101.67)	(CCC, Caa1)	08/15/14	10.000	1,993,875
950	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(BB-, B3)	10/15/17	9.500	1,055,687
675	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	695,250
					11,399,180
Banks (0.3%)
650	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $105.06)‡	(B, B2)	02/15/19	10.125	665,438

Beverages (0.7%)
1,500	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.81)‡	(B-, Caa1)	10/01/14	9.625	1,582,500

Building & Construction (1.9%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	450,158
1,300	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $107.13)‡	(B-, Caa1)	04/01/16	9.500	1,215,500
600	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CC, Caa2)	01/15/16	6.250	345,000
1,900	Tutor Perini Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ 103.81)	(BB-, Ba3)	11/01/18	7.625	1,838,250
1,000	William Lyon Homes, Inc., Company Guaranteed Notes§	(C, Caa3)	04/01/13	10.750	457,500
					4,306,408
Building Materials (3.9%)
1,100	Associated Materials LLC, Senior Secured Notes (Callable 11/01/13 @ $106.84)	(B, B3)	11/01/17	9.125	1,116,500
350	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB-, B1)	05/01/18	6.875	354,375
1,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	1,671,250
3,000	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88)‡	(B, B3)	04/15/15	9.750	3,157,500
1,000	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ $104.19)‡	(BB, B2)	10/15/18	8.375	980,000
1,000	Xefin Lux SCA, Rule 144A, Senior Secured Notes (Callable 06/01/14 @ $106.00)‡	(NR, Ba3)	06/01/18	8.000	1,467,537
					8,747,162
Chemicals (7.1%)
1,900	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)	(B+, B2)	08/15/18	7.875	2,009,250
500	Hexion Nova Scotia Finance ULC, Global Secured Notes (Callable 11/15/15 @ $104.50)	(CCC+, Caa1)	11/15/20	9.000	520,000
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡	(B, B1)	05/15/15	9.000	425,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$1,675	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $102.83)‡§	(CCC, Caa2)	02/15/16	8.500	$1,687,562
241	Lyondell Chemical Co., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB+, Ba1)	11/01/17	8.000	273,535
682	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)	(CCC, B2)	06/15/14	12.500	743,380
2,000	Momentive Performance Materials, Inc., Global Secured Notes (Callable 01/15/16 @ 104.50)	(CCC, Caa1)	01/15/21	9.000	2,070,000
300	Nexeo Solutions Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/14 @ $104.19)‡	(B-, B3)	03/01/18	8.375	313,500
2,100	Omnova Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.94)‡	(B-, B2)	11/01/18	7.875	2,052,750
760	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.13)‡	(B+, B2)	07/15/17	9.500	813,200
1,800	Polymer Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $103.88)‡	(B, B1)	02/01/19	7.750	1,874,250
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/11 @ $102.25)‡	(CCC+, Caa2)	08/15/14	9.000	1,066,312
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 105.72)‡	(NR, B2)	05/15/16	7.625	1,045,418
950	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $106.19)‡	(B+, B1)	10/01/17	8.250	1,012,938
					15,907,095
Computer Hardware (1.7%)
3,750	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $103.94)‡	(BB-, B3)	11/15/17	7.875	3,871,875

Consumer Products (2.4%)
1,600	NBTY, Inc., Company Guaranteed Notes (Callable 10/01/14 @ $104.50)	(B, B3)	10/01/18	9.000	1,718,000
375	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B, B3)	04/01/18	8.250	396,563
2,000	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B, B3)	04/01/18	8.250	2,115,000
1,100	Spectrum Brands Holdings, Inc., Global Senior Secured Notes (Callable 06/15/14 @ $104.75)	(B, B1)	06/15/18	9.500	1,229,250
					5,458,813
Consumer/Commercial/Lease Financing (3.1%)
500	AWAS Aviation Capital, Ltd., Rule 144A, Senior Secured Notes (Callable 10/18/13 @ $103.50)‡	(BBB-, Ba2)	10/15/16	7.000	512,295
822	CIT Group, Inc., Rule 144A, Secured Notes (Callable 01/01/12 @ 100.00)‡	(B+, B2)	05/04/15	7.000	825,082
380	CIT Group, Inc., Rule 144A, Secured Notes (Callable 01/01/12 @ 100.00)‡	(B+, B2)	05/02/16	7.000	381,900
512	CIT Group, Inc., Rule 144A, Secured Notes (Callable 01/01/12 @ 100.00)‡	(B+, B2)	05/02/17	7.000	513,920
1	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/15	7.000	928
0	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)[1]	(B+, B2)	05/01/16	7.000	206
0	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)[1]	(B+, B2)	05/01/17	7.000	490
675	International Lease Finance Corp., Global Senior Unsecured Notes	(BBB-, B1)	03/15/17	8.750	756,000
1,300	International Lease Finance Corp., Global Senior Unsecured Notes	(BBB-, B1)	09/15/15	8.625	1,438,125
2,300	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(BB, Ba3)	04/15/17	10.250	2,524,250
					6,953,196
Department Stores (0.3%)
600	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/11 @ $103.46)	(B-, Caa1)	10/15/15	10.375	631,500

Diversified Capital Goods (2.7%)
450	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	463,500
625	Belden, Inc., Global Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	696,094

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods
$800	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	$834,000
1,500	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ $106.00)‡	(B-, B3)	12/15/15	12.000	1,492,500
950	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	993,937
800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)	(B+, B1)	09/01/20	8.750	876,000
575	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B-, B2)	12/15/17	9.750	635,375
					5,991,406
Electric - Generation (3.5%)
1,050	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94)‡	(B+, B1)	07/31/20	7.875	1,113,000
1,475	Edison Mission Energy, Global Senior Unsecured Notes	(B-, Caa1)	05/15/17	7.000	1,128,375
675	Edison Mission Energy, Global Senior Unsecured Notes	(B-, Caa1)	05/15/19	7.200	511,313
1,175	Mirant Americas Generation LLC, Senior Unsecured Notes	(BB-, B3)	10/01/21	8.500	1,204,375
447	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB-, Ba1)	06/30/17	9.125	485,171
625	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)	(BB-, B1)	06/15/19	8.500	653,125
775	NRG Energy, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.13)	(BB-, B1)	09/01/20	8.250	802,125
2,925	TCEH Finance Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(D, Caa3)	11/01/15	10.250	1,433,250
1,175	TCEH Finance Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(D, Caa3)	11/01/15	10.250	569,875
					7,900,609
Electric - Integrated (1.2%)
550	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	04/15/16	9.750	632,500
975	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	1,057,875
1,000	The AES Corp., Rule 144A, Senior Notes‡	(BB-, B1)	07/01/21	7.375	1,036,250
					2,726,625
Electronics (1.6%)
1,500	CPI International Acquisition, Inc., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.00)‡	(CCC+, B3)	02/15/18	8.000	1,432,500
951	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡	(B, B1)	03/15/18	10.125	1,065,120
1,000	MEMC Electronic Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $105.81)‡	(BB, B1)	04/01/19	7.750	960,000
200	NXP Funding LLC, Rule 144A, Senior Secured Notes (Callable 08/01/14 @ $104.88)‡	(B+, B3)	08/01/18	9.750	225,500
					3,683,120
Energy - Exploration & Production (10.9%)
1,000	Carrizo Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 10/15/14 @ $104.31)	(B-, B3)	10/15/18	8.625	1,070,000
850	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ $103.88)	(B, B2)	04/01/19	7.750	885,063
2,350	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	2,502,750
575	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB-, B1)	03/01/16	9.750	645,438
2,200	Energy Partners, Ltd., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.13)‡	(B-, Caa1)	02/15/18	8.250	2,150,500
1,000	Energy XXI Gulf Coast, Inc., Company Guaranteed Notes (Callable 12/15/14 @ $104.63)	(B, Caa1)	12/15/17	9.250	1,080,000
1,050	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)	(B, B3)	09/15/18	7.500	1,047,375
900	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $103.88)‡	(B, B2)	02/01/21	7.750	963,000
3,500	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11 @ $105.94)	(B, Caa1)	11/15/14	11.875	3,788,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$1,250	Oasis Petroleum, Inc., Rule 144A, Senior Notes (Callable 02/01/15 @ $103.63)‡	(B-, Caa1)	02/01/19	7.250	$1,290,625
450	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	505,125
1,550	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 08/15/14 @ $103.63)	(B+, B3)	08/15/18	7.250	1,809,625
2,475	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	2,862,862
800	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	840,000
1,525	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $101.13)	(CCC+, Caa2)	12/15/14	6.750	1,521,187
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	491,625
1,000	W&T Offshore, Inc., Rule 144A, Senior Notes (Callable 06/15/15 @ 104.25)‡	(B, Caa1)	06/15/19	8.500	1,041,250
					24,495,175
Environmental (2.5%)
1,000	ALBA Group PLC & Co. KG, Rule 144A, Senior Notes (Callable 05/15/14 @ 106.00)‡	(NR, B3)	05/15/18	8.000	1,457,280
1,100	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(BB-, B2)	07/15/14	11.000	1,226,500
1,150	Darling International, Inc., Company Guaranteed Notes (Callable 12/15/14 @ $104.25)	(BB, B2)	12/15/18	8.500	1,272,187
550	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(BB-, B3)	08/15/18	10.750	584,375
1,000	WCA Waste Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ 105.63)‡	(B-, B3)	06/15/19	7.500	1,005,000
					5,545,342
Food & Drug Retailers (0.5%)
700	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	666,750
475	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)	(B+, B3)	06/12/16	9.750	528,438
					1,195,188
Food - Wholesale (2.5%)
3,200	Del Monte Foods Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/14 @ $103.81)‡	(B-, B3)	02/15/19	7.625	3,308,000
2,075	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	2,292,875
					5,600,875
Forestry & Paper (1.7%)
728	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.19)	(B+, Caa1)	10/15/14	7.125	729,820
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63)‡	(BB, Ba2)	11/15/17	7.250	729,278
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/12 @ $101.29)	(B, B2)	04/01/15	7.750	1,025,000
950	Stone & Webster, Inc.	(NR, NR)	07/01/12	8.375	29,687
300	Verso Paper, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $104.38)‡§	(B, B2)	02/01/19	8.750	279,750
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	1,051,875
					3,845,410
Gaming (9.9%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $102.34)ø‡	(NR, NR)	12/15/14	9.375	303,219
2,000	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/11 @ $100.00)‡	(CCC+, Caa3)	08/01/13	8.000	2,000,000
973	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(CCC+, Caa2)	11/15/19	7.250	763,805

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$1,590	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $100.00)‡	(B, B3)	11/15/13	8.000	$1,299,825
1,500	Cirsa Funding Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ $104.38)‡	(B+, B3)	05/15/18	8.750	2,142,029
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12 @ $105.13)ø‡	(NR, NR)	06/15/15	10.250	313
1,950	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $101.81)‡	(BB, B2)	02/15/15	7.250	1,993,875
1,700	Greektown Superholdings, Inc., Series B, Global Senior Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	1,901,875
369	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes‡	(NR, NR)	11/30/20	1.250	232,423
206	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes (Callable 10/01/11 @ $103.00)‡	(NR, NR)	11/30/20	8.750	204,970
3,025	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12 @ $100.00)	(B-, Caa1)	06/15/14	9.750	3,085,500
950	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	412,063
3,000	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/12 @ $103.16)	(B, B2)	07/15/14	12.625	3,157,500
950	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	1,042,625
1,425	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)	(BB, Ba3)	08/15/15	8.375	1,514,062
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $102.41)ø^	(NR, NR)	12/15/14	9.625	67
2,085	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $103.00)‡	(B+, B2)	11/15/15	9.000	2,160,581
					22,214,732
Gas Distribution (3.2%)
400	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	465,938
2,850	Energy Transfer Equity LP, Company Guaranteed Notes	(BB-, Ba2)	10/15/20	7.500	3,063,750
2,200	Genesis Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $103.94)‡	(B+, B3)	12/15/18	7.875	2,244,000
600	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(BB, B1)	07/01/16	8.250	639,000
875	Targa Resources Partners Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ $103.44)‡	(BB, B1)	02/01/21	6.875	877,187
					7,289,875
Health Facilities (3.2%)
545	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	579,062
1,650	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,768,594
450	Omega Healthcare Investors, Inc., Company Guaranteed Notes (Callable 10/15/15 @ $103.38)	(BB+, Ba2)	10/15/22	6.750	460,125
625	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, B3)	04/15/17	9.875	612,500
1,950	Symbion, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/14 @ 104.00)‡	(B, B2)	06/15/16	8.000	1,906,125
900	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ $104.44)	(BB-, B1)	07/01/19	8.875	999,000
275	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/12 @ $102.13)	(B+, B3)	06/01/15	8.500	285,312
634	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/12 @ $105.13)	(B-, Caa1)	07/15/15	10.250	670,191
					7,280,909
Health Services (2.5%)
650	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $107.41)‡	(NR, Caa1)	08/01/19	9.875	955,066
675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(CCC+, Caa2)	08/15/18	10.000	661,500
425	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	471,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$2,025	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ $106.00)‡	(B, B2)	03/15/18	8.000	$2,085,750
1,500	Warner Chilcott Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/14 @ $103.88)‡	(BB, B3)	09/15/18	7.750	1,522,500
					5,696,566
Leisure (1.9%)
400	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B-, B2)	08/01/18	9.125	434,500
2,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B-, B2)	04/15/17	8.875	2,047,500
650	Seven Seas Cruises S de RL LLC, Rule 144A, Secured Notes (Callable 05/15/15 @ $104.56)‡	(B-, B3)	05/15/19	9.125	680,875
917	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(B, Baa2)	11/15/15	8.875	1,045,380
					4,208,255
Machinery (0.8%)
525	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ 105.31)	(B+, B2)	09/01/14	10.625	569,625
1,000	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13 @ 104.38)‡	(B, B3)	05/01/16	8.750	1,015,000
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, B3)	11/15/17	8.000	255,938
					1,840,563
Media - Broadcast (1.3%)
795	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11 @ $102.63)	(CCC+, Caa2)	08/15/14	10.500	772,144
74	CMP Susquehanna Corp., Global Company Guaranteed Notes^	(NR, NR)	05/15/14	3.272	70,300
350	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11 @ $101.44)	(NR, B2)	09/15/14	8.625	358,750
1,650	Mission Broadcasting, Inc., Global Senior Secured Notes (Callable 04/15/14 @ $104.44)	(B, B3)	04/15/17	8.875	1,744,875
					2,946,069
Media - Cable (6.1%)
1,375	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)	(B-, B3)	01/15/14	9.375	1,402,500
75	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	80,437
1,150	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/20	8.000	1,265,000
723	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	856,734
1,925	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ $104.06)	(BB-, B1)	04/30/20	8.125	2,122,312
2,000	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	2,137,500
525	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	603,750
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,655,625
1,425	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	1,551,469
600	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡	(B+, B1)	03/15/19	7.500	621,000
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡	(BB-, B1)	12/01/17	8.125	301,052
1,000	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19)	(BB-, Ba2)	10/15/19	8.375	1,122,500
					13,719,879
Media - Diversified (1.3%)
2,225	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11 @ $102.75)‡	(B, B1)	12/15/15	8.250	2,302,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Diversified
$600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/12 @ $102.58)	(B+, B1)	03/15/16	7.750	$624,000
					2,926,875
Media - Services (1.0%)
150	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	163,875
750	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	823,125
205	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B+, B2)	05/01/16	11.500	239,338
600	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B, B2)	12/15/13	12.000	618,750
400	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB-, Ba2)	06/15/16	9.500	426,500
					2,271,588
Medical Products (0.6%)
1,250	Giant Funding Corp., Rule 144A, Secured Notes (Callable 02/01/14 @ $106.19)‡	(B, B3)	02/01/18	8.250	1,321,875

Metals & Mining - Excluding Steel (1.4%)
300	Boart Longyear Management Pty, Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.50)‡	(BB-, Ba2)	04/01/21	7.000	309,750
1,630	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B, B2)	05/15/15	4.417	1,570,973
225	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $102.25)ø	(NR, NR)	12/15/14	9.000	2
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	110
1,200	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(B-, Caa1)	05/15/19	9.250	1,221,000
					3,101,835
Oil Field Equipment & Services (5.7%)
550	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)	(B-, Caa3)	01/15/15	12.250	561,000
2,325	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(BB, B2)	11/15/18	7.125	2,429,625
1,300	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(CCC+, B3)	01/15/16	9.500	1,371,500
300	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(B+, Ba3)	09/01/17	8.000	308,250
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/11 @ $101.02)	(B+, Ba3)	12/01/14	6.125	351,750
950	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ $108.63)	(B-, B3)	08/01/15	11.500	1,056,875
700	Offshore Group Investments, Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ $108.63)‡	(B-, B3)	08/01/15	11.500	778,750
500	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	535,000
2,000	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	2,155,000
592	Thermon Industries, Inc., Global Secured Notes (Callable 05/01/14 @ 104.75)	(B+, B1)	05/01/17	9.500	645,280
2,500	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94)‡	(BB-, B2)	01/15/19	7.875	2,637,500
					12,830,530
Oil Refining & Marketing (2.8%)
183	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB, Ba3)	04/01/15	9.000	199,927
2,600	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡	(BB-, B3)	04/01/17	10.875	2,996,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Refining & Marketing
$1,325	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	$1,464,125
500	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	570,000
1,050	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(B, B3)	06/15/14	10.750	1,131,375
					6,361,927
Packaging (5.2%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.56)‡	(B-, B3)	06/15/17	7.125	1,129,842
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ $104.63)‡	(B-, B3)	10/15/20	9.250	1,004,643
825	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69)‡	(BB-, Ba3)	10/15/17	7.375	1,189,971
525	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)	(B, B1)	11/15/15	8.250	559,125
275	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, B3)	06/15/18	10.000	302,500
975	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 01/01/14 @ $104.13)	(B-, Caa1)	01/01/17	8.250	1,035,937
1,135	Pregis Corp., Global Secured Notes#	(B, B2)	04/15/13	6.605	1,577,988
1,000	Pregis Corp., Global Secured Notes#	(B, B2)	04/15/13	6.605	1,390,298
2,475	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14 @ $104.50)‡	(B-, Caa1)	04/15/19	9.000	2,475,000
700	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB, Ba3)	10/15/16	8.500	733,250
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56)‡	(BB, Ba3)	04/15/19	7.125	293,250
					11,691,804
Pharmaceuticals (0.6%)
1,000	ConvaTec Healthcare E SA, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ $105.25)‡	(B, Caa1)	12/15/18	10.500	1,035,000
260	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	265,124
					1,300,124
Printing & Publishing (1.0%)
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/11 @ $100.00)	(CCC+, Caa2)	12/01/13	7.875	957,500
1,350	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#§	(B, B1)	02/15/17	9.500	1,397,250
					2,354,750
Real Estate Development & Management (0.5%)
1,300	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	1,253,005

Real Estate Investment Trusts (2.0%)
1,550	CNL Income Properties, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ $103.63)‡	(BB-, Ba3)	04/15/19	7.250	1,422,125
500	MPT Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/16 @ 103.44)‡	(BB, Ba2)	05/01/21	6.875	492,500
2,500	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $104.06)	(B, B2)	11/01/18	8.125	2,540,625
					4,455,250
Restaurants (3.6%)
1,867	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ $105.69)	(B-, B2)	07/15/18	11.375	2,067,702
2,050	HOA Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/01/14 @ $105.63)‡	(B, B3)	04/01/17	11.250	2,091,000
3,100	Real Mex Restaurants, Inc., Global Secured Notes (Callable 07/01/12 @ $100.00)	(D, Caa2)	01/01/13	14.000	2,619,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Restaurants
$1,250	Sizzling Platter LLC, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 106.13)‡	(B-, Caa1)	04/15/16	12.250	$1,290,625
					8,068,827
Software/Services (3.5%)
1,600	Eagle Parent, Inc., Rule 144A, Senior Notes (Callable 05/01/15 @ 104.31)‡	(CCC+, Caa1)	05/01/19	8.625	1,544,000
625	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ $103.69)‡	(B+, B1)	06/15/19	7.375	632,812
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ $105.56)	(B-, Caa1)	06/01/18	11.125	666,000
1,000	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/11 @ $103.42)	(B-, Caa1)	08/15/15	10.250	1,040,000
1,000	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B-, Caa1)	11/15/18	7.375	1,020,000
2,870	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $102.41)	(B-, Caa1)	02/15/15	9.625	2,927,400
					7,830,212
Specialty Retail (1.7%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $106.94)‡	(NR, Caa1)	08/01/19	9.250	510,000
1,300	Brown Shoe Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ 105.34)‡§	(B+, B3)	05/15/19	7.125	1,267,500
1,250	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $ 103.25)‡	(B+, Ba3)	04/15/18	7.500	1,728,891
325	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $103.88)	(B-, Caa1)	12/15/16	7.750	341,250
					3,847,641
Steel Producers/Products (0.8%)
600	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ $ 106.19)‡	(B, B3)	03/15/18	8.250	625,500
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	747,250
525	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/12 @ $102.44)	(B-, Caa1)	02/01/15	9.750	543,375
					1,916,125
Support-Services (4.6%)
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	836,000
500	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ 103.38)‡	(BB-, Ba2)	06/15/18	6.750	516,250
1,700	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13 @ $106.84)‡	(CCC+, B3)	11/01/18	9.125	1,746,750
1,850	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 103.63)‡	(B+, Ba3)	06/01/21	7.250	1,808,375
1,225	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B2)	03/15/17	9.750	1,298,500
1,975	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	1,965,125
625	RSC Holdings III LLC, Global Company Guaranteed Notes (Callable 02/01/16 @ 104.13)	(B-, Caa1)	02/01/21	8.250	648,437
550	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)	(B+, B1)	10/15/17	7.750	591,250
625	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ $103.31)‡	(B+, B1)	02/15/21	6.625	628,125
300	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B2)	06/15/16	10.875	345,375
					10,384,187

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services (0.5%)
$550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø#^‡	(NR, NR)	01/15/15	6.034	$0
1,100	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ $103.63)‡	(B, B3)	04/01/19	7.250	1,116,500
					1,116,500
Telecom - Wireless (1.2%)
250	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	267,813
1,050	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ $104.81)	(BB-, Ba3)	10/01/15	9.625	1,204,875
300	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ $104.31)	(B-, B3)	10/01/16	8.625	322,500
750	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡	(BB-, B2)	07/15/17	11.750	1,026,403
					2,821,591
Telecommunications Equipment (2.6%)
1,950	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $103.50)‡	(B, B1)	04/01/19	7.000	1,896,375
1,700	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $104.75)‡	(BB-, B1)	12/01/16	9.500	1,827,500
925	CommScope, Inc., Rule 144A, Senior Notes (Callable 01/15/15 @ $104.13)‡	(B, B3)	01/15/19	8.250	966,625
1,250	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.75)‡	(B, B3)	04/01/21	7.500	1,271,875
					5,962,375
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡	(NR, NR)	11/15/12	9.875	5,389

Theaters & Entertainment (2.8%)
3,365	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/12 @ $100.00)	(CCC+, Caa1)	03/01/14	8.000	3,390,237
750	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	800,625
2,000	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/18	9.125	2,120,000
					6,310,862
Tobacco (0.9%)
1,850	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/11 @ $105.50)	(B+, B1)	08/15/15	11.000	1,951,750

Transportation - Excluding Air/Rail (1.4%)
650	Navios Maritime Finance II US, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.06)‡	(B+, B3)	02/15/19	8.125	606,125
2,130	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B+, B1)	12/15/13	8.500	2,153,963
500	Teekay Corp., Global Senior Unsecured Notes	(BB, B2)	01/15/20	8.500	525,000
					3,285,088
TOTAL CORPORATE BONDS (Cost $283,956,672)					290,106,375

BANK LOANS (10.9%)
Aerospace & Defense (1.3%)
2,047	London Acquisition Holdings B.V.#^	(B, B1)	05/12/14	12.186	2,911,833

Building Materials (0.5%)
1,000	Goodman Global Holdings, Inc.#	(B-, B3)	10/30/17	9.000	1,022,500

Chemicals (0.8%)
1,764	PQ Corp.#	(B+, B3)	07/30/14	3.441	1,707,675

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Environmental (0.4%)
$1,000	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	$985,000

Food - Wholesale (0.9%)
2,000	The Great Atlantic & Pacific Tea Co., Inc.#	(NR, NR)	06/14/12	8.750	2,010,840

Health Services (0.9%)
265	Nyco Holdings 3 ApS#	(B+, B2)	12/29/13	3.191	261,116
1,496	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	1,386,470
500	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	500,125
					2,147,711
lnvestments & Misc. Financial Services (1.1%)
2,500	BNY ConvergEX Group LLC#	(B-, B2)	12/18/17	8.750	2,495,000

Media - Diversified (0.8%)
1,073	Flint Group Holdings Sarl#	(B-, B2)	12/31/14	6.691	1,029,931
859	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	6.955	839,224
					1,869,155
Metals & Mining - Excluding Steel (1.1%)
500	American Rock Salt Co. LLC#	(B+, B3)	04/25/17	5.500	500,315
1,984	Global Brass & Copper, Inc.#	(B, B2)	08/18/15	10.250	2,023,971
					2,524,286
Oil Field Equipment & Services (0.4%)
1,200	Amtrol, Inc.#	(NR, NR)	12/05/14	4.841	888,000

Packaging (0.4%)
1,026	Hilex Poly Co. LLC#	(B, B3)	11/19/15	11.250	1,014,457

Printing & Publishing (0.3%)
1,750	Yell Group PLC#	(B-, B2)	07/31/14	3.941	598,745

Software/Services (0.9%)
2,000	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.191	1,978,760

Telecom - Integrated/Services (0.7%)
1,500	Mobsat Group Holding Sarl#	(B+, B1)	09/05/17	5.436	1,492,500

Telecommunications Equipment (0.4%)
350	Avaya, Inc.#	(B, B1)	10/24/14	2.941	334,139
703	Avaya, Inc.#	(B, B1)	10/26/17	4.691	675,461
					1,009,600
TOTAL BANK LOANS (Cost $24,416,322)					24,656,062

Number of Shares

COMMON STOCKS (0.4%)
Building Materials (0.0%)
619	Dayton Superior Corp.*^	0
437	Nortek, Inc.*	13,547
		13,547
Chemicals (0.0%)
4,893	Huntsman Corp.	93,456

Forestry & Paper (0.1%)
11,409	AbitibiBowater, Inc.*§	208,557

Leisure (0.3%)
18,392	Six Flags Entertainment Corp.§	647,583

Printing & Publishing (0.0%)
1,322	SuperMedia, Inc.*§	4,825

Number of Shares				Value

TOTAL COMMON STOCKS (Cost $2,240,765)				$967,968

PREFERRED STOCKS (0.3%)
Banks (0.2%)
473	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡			429,750

Building Materials (0.0%)
688	Dayton Superior Corp.*^			0

Media - Broadcast (0.1%)
17,257	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A*^‡			193,020

TOTAL PREFERRED STOCKS (Cost $347,106)				622,770

WARRANTS (0.1%)
Building Materials (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14*§			4,608

Media - Broadcast (0.1%)
19,721	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*^‡			133,906

Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*			14,165
TOTAL WARRANTS (Cost $1,152)				152,679

SHORT-TERM INVESTMENTS (6.8%)
9,057,183	State Street Navigator Prime Portfolio, 0.23772%§§			9,057,183

Par (000)		Maturity	Rate%
$6,163	State Street Bank and Trust Co. Euro Time Deposit	08/01/11	0.010	6,163,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,220,183)				15,220,183

TOTAL INVESTMENTS AT VALUE (147.2%) (Cost $326,182,200)				331,726,037

LIABILITIES IN EXCESS OF OTHER ASSETS (-47.2%)				(106,380,776)

NET ASSETS (100.0%)				$225,345,261

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $145,865,587 or 64.7% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2011.
1	Par value of security held is less than 1000.
+	Step Bond — The interest rate is as of July 31, 2011 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at July 31, 2011.

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized (Depreciation)

Open Forward Foreign Currency Contract
USD	21,713,760	EUR	15,300,000	10/14/11	Morgan Stanley	(21,713,760)	(21,947,859)	(234,099)

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. At July 31, 2011, the Fund held 1.47% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $4,653,584 and fair value of $3,309,126. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$290,036,008	$70,367	$290,106,375
Bank Loans	—	21,744,229	2,911,833	24,656,062
Common Stocks	967,968	—	—	967,968
Preferred Stocks	429,750	—	193,020	622,770
Warrants	4,608	14,165	133,906	152,679
Short-Term Investments	9,057,183	6,163,000	—	15,220,183
Other Financial Instruments *
Forward Foreign Currency Contract	—	(234,099)	—	(234,099)
	$10,459,509	$317,723,303	$3,309,126	$331,491,938

* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of investments as of July 31, 2011 in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2010	$1,204
Accrued discounts/premiums	2,267
Purchases	2,890,251
Sales	0
Realized Gain/(Loss)	19
Change in Unrealized Appreciation/(Depreciation)	356,604
Transfers Into Level 3	59,933
Transfers Out of Level 3	(1,152)
Balance as of July 31, 2011	$3,309,126

Net change in unrealized Appreciation/(Depreciation) from investments still held as of July 31, 2011	$(147,353)

As of July 31, 2011, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 1.47% of net assets.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended July 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At July 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $326,182,200, $17,037,101, $(11,493,264) and $5,543,837, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)               As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.         The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 19, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 19, 2011